Prepaid expenses and other (Tables)	9 Months Ended
Sep. 30, 2018
Prepaid expenses and other
The schedule of prepaid expenses and other current assets

	At September 30,	At December 31,
	2018	2017
Gold bullion	$26.1	$14.6
Inventory	1.4	7.1
Prepaid expenses	6.7	17.0
Debt issue costs	0.7	0.7
	$34.9	$39.4